Long-Term Loans - Additional Information (Detail) - Credit Agreement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 07, 2014
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.00%
Percentage of net cash proceeds from asset sales and casualty events		100.00%
Net cash proceeds from certain non-ordinary course assets sales, including casualty and condemnation proceeds		$ 5,000,000
Credit agreement reinvestment period		365 days
Annual excess cash flow, percentage		50.00%
Step-downs to annual excess cash flow percentage, condition 1		25.00%
Step-downs to annual excess cash flow percentage, condition 2		0.00%
Guarantees by Company and Existing Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum liquidity amount		$ 40,000,000
Maximum [Member]
Debt Instrument [Line Items]
Ratio of consolidated debt to trailing four-quarter consolidated EBITDA, condition 1		125.00%
Ratio of consolidated debt to trailing four-quarter consolidated EBITDA, condition 2		75.00%
Minimum [Member]
Debt Instrument [Line Items]
Net cash proceeds per sale from certain non-ordinary course assets sales, including casualty and condemnation proceeds		$ 2,500,000
Base Rate [Member]
Debt Instrument [Line Items]
Floating interest rate		3.00%
LIBO Rate [Member]
Debt Instrument [Line Items]
Floating interest rate		4.00%
LIBO Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Floating interest rate		1.00%
Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 297,000,000
Debt instrument discount				$ 3,000,000
Interest rate terms		The Term Loans bear interest at a floating rate equal to, at the Company’s option (a) a base rate determined by reference to the highest of (1) the interest rate announced from time to time by JPMorgan Chase Bank, N.A. as its prime rate, (2) the federal funds effective rate plus 1/2 of 1% and (3) a LIBO rate determined by reference to the costs of funds for Dollar deposits for a one-month interest period adjusted for certain additional costs plus 1% or (b) a LIBO rate determined by reference to the costs of funds for Dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. For purpose of determining the interest rate payable on loans under the Term Loans under clauses (a) and (b) of the immediately preceding sentence, the LIBO rate will in no event be less than 1.0%. The applicable interest rate margin will be 3.0% with respect to base rate borrowings and 4.0% with respect to LIBO rate borrowings.
Federal funds effective rate plus percentage		0.50%
Debt instrument, maturity date		Aug. 07, 2020
Nominal interest rate, percentage		5.00%	5.00%
Debt instrument, payment terms		The Company became required to make amortization payments in quarterly installments, commencing on December 31, 2014. The amount of the quarterly installments was equal to $750,000 for the first 12 quarterly amortization payments, $5.625 million for the next 11 quarterly amortization payments, and the balance of the principal amount will be due at final maturity.
Term Loan [Member] | First 12 Quarterly Amortization Payments [Member]
Debt Instrument [Line Items]
Amount of quarterly amortization payments	$ 750,000	$ 607,000
Term Loan [Member] | Next 11 Quarterly Amortization Payments [Member]
Debt Instrument [Line Items]
Amount of quarterly amortization payments	$ 5,625,000	$ 4,600,000
Secured Bond [Member] | Guarantees by Company and Existing Subsidiaries [Member]
Debt Instrument [Line Items]
Secured bond, issuance date		Aug. 07, 2014